CONTINGENT LIABILITY	6 Months Ended	12 Months Ended
	Nov. 30, 2020	May 31, 2020
Loss Contingency [Abstract]
Contingencies Disclosure [Text Block]

Note 16 – Contingent Liability

The terms of the Company’s acquisition of Alternative Solutions, included a payment of $1,000,000 contingent upon the Oasis LLCs achieving certain revenue targets. (see note 3). The fair value of this contingent consideration at the time of the Acquisition Agreement was $678,111 as determined by the Company’s outside valuation consultants. Management reviewed the value of the contingent consideration, and concluded that, due to the increased revenue of Alternative Solutions, the fair value of this contingent liability was $1,000,000 at May 31, 2019. The Company recorded a charge to operations in the amount of $321,889 during the year ended May 31, 2019.

The full amount of the bonus payment was earned, and on May 27, 2020, the Company made a payment in the amount of $850,000 to the sellers. The Company deposited the balance due to sellers of $150,000 with an escrow agent to hold pending the outcome of a tax audit. During the year ended May 31, 2020, the State of Nevada notified the Oasis LLCs that it would be conducting a tax audit for periods both before and after the closing of the sale to CLS. The Oasis LLCs have not yet received the demand from the State of Nevada with the precise amount due and the amount escrowed is the Company’s best estimate of the pre-closing tax liability If the ultimate tax liability is less than $150,000, the balance of the escrowed amount will be paid to sellers. As of November 30, 2020, the $150,000 remains a liability on the Company’s balance sheet and $150,000 is recorded in an escrow account in the asset section of the Company’s balance sheet.

NOTE 17 – CONTINGENT LIABILITY

The terms of the Company’s acquisition of Alternative Solutions, include a payment of $1,000,000 contingent upon the Oasis LLCs achieving certain revenue targets. (see note 4). The fair value of this contingent consideration at the time of the Acquisition Agreement was $678,111 as determined by the Company’s outside valuation consultants. Management reviewed the value of the contingent consideration, and concluded that, due to the increased revenue of Alternative Solutions, the fair value of this contingent liability was $1,000,000 at May 31, 2019. The Company recorded a charge to operations in the amount of $321,889 during the year ended May 31, 2019.

The full amount of the bonus payment was earned, and on May 27, 2020, the Company made a payment in the amount of $850,000 to the sellers. The Company deposited the balance due to sellers of $150,000 with an escrow agent to hold pending the outcome of a tax audit. During the year ended May 31, 2020, the State of Nevada notified the Oasis LLCs that it would be conducting a tax audit for periods both before and after the closing of the sale to CLS. The Oasis LLCs have not yet received the demand from the State of Nevada with the precise amount due and the amount escrowed is the Company’s best estimate of the pre-closing tax liability If the ultimate tax liability is less than $150,000, the balance of the escrowed amount will be paid to sellers. As of May 31, 2020, the $150,000 remains a liability on the Company’s balance sheet and $150,000 is recorded in an escrow account in the asset section of the Company’s balance sheet.